Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	¥ 290,815,771	$ 40,805,940	¥ 264,759,505
COST OF REVENUES
Total cost of revenues	(203,244,381)	(28,518,323)	(183,777,430)
GROSS PROFIT	87,571,390	12,287,617	80,982,075
OPERATING EXPENSES
Selling expenses	(1,214,817)	(170,458)	(1,813,101)
General and administrative expenses	(17,664,460)	(2,478,596)	(14,802,510)
Research and development expenses	(75,820,156)	(10,638,738)	(92,239,461)
Reversal of credit losses	3,799,355	533,108
Stock compensation expenses			(3,101,853)
Total operating expenses	(90,900,078)	(12,754,684)	(111,956,925)
LOSS FROM OPERATIONS	(3,328,688)	(467,067)	(30,974,850)
OTHER INCOME/(EXPENSE)
Investment income/(loss)	(43,127,252)	(6,051,419)	6,143,263
Interest income	51,500,085	7,226,257	6,753,965
Finance expenses, net	(522,778)	(73,354)	(971,799)
Other income, net	7,741,097	1,086,195	617,655
Gain from disposal of equity interest in unconsolidated subsidiary	1,416,187	198,713	47,975
Total other income, net	17,007,339	2,386,392	12,591,059
(LOSS)/INCOME BEFORE INCOME TAXES	13,678,651	1,919,325	(18,383,791)
Current	(457,941)	(64,256)	(42,705)
Deferred	(932,125)	(130,792)
Total provision for income tax	(1,390,066)	(195,048)	(42,705)
NET (LOSS)/INCOME	12,288,585	1,724,277	(18,426,496)
Less: Net (loss)/income attributable to non-controlling interests	4,624,667	648,912	(16,231,959)
NET (LOSS)/INCOME ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	7,663,918	1,075,365	(2,194,537)
NET (LOSS)/INCOME	12,288,585	1,724,277	(18,426,496)
Foreign currency translation adjustment	(54,717,929)	(7,677,770)	28,083,062
COMPREHENSIVE INCOME/(LOSS)	(42,429,344)	(5,953,493)	9,656,566
Less: Comprehensive (loss)/income attributable to non-controlling interests	5,623,675	794,002	(16,386,082)
COMPREHENSIVE INCOME/(LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ (48,053,019)	$ (6,747,495)	¥ 26,042,648
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	196,416,083	196,416,083	172,438,073
Diluted (in Shares)	196,416,083	196,416,083	172,438,073
(LOSS)/EARN PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.01)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.04	$ 0.01	¥ (0.01)
AR services
OPERATING REVENUES
Total operating revenues	¥ 290,815,771	$ 40,805,940	¥ 254,823,992
COST OF REVENUES
Total cost of revenues	(203,244,381)	(28,518,323)	(173,883,371)
Semiconductor business
OPERATING REVENUES
Total operating revenues			9,935,513
COST OF REVENUES
Total cost of revenues			¥ (9,894,059)